Prepaid Expenses	12 Months Ended
Aug. 31, 2020
Prepaid Expense, Current [Abstract]
Prepaid Expenses

18.         Prepaid Expenses

              Prepaid expenses consist of the following at August 31, 2020 and August 31, 2019:

	August 31 2020 $	August 31 2019 $
Advertising & conferences	21,878	39,143
Legal fees	47,498	—
Licence, filing fees, dues	8,541	—
Office & insurance	78,792	29,784
Research & development	25,386	—
	182,095	68,927